Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of September 30, 2025 and 2024 consisted of the following:
	2025	2024
Accounts receivable	$—	$10,491,664
Less: allowance for doubtful accounts	—	—
	$—	$10,491,664